Fair Value Measurements (Schedule Of Financial Assets And Liabilities Measured At Fair Value On Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 295,514	$ 520,401
Restricted cash	272,787	280,653
Derivative assets	32,673	9,993
Derivative liabilities	(7,233)	(14,677)
Net assets (liabilities)	593,741	796,370
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	295,514	520,401
Restricted cash	272,787	280,653
Net assets (liabilities)	568,301	801,054
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	32,673	9,993
Derivative liabilities	(7,233)	(14,677)
Net assets (liabilities)	$ 25,440	$ (4,684)